Fresh Start Accounting - Reorganization Adjustments, Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Feb. 05, 2021	Dec. 31, 2020
Reorganization, Chapter 11 [Line Items]
Other assets	$ 77,247		$ 84,584
Accounts payable	120,389		95,159
Other current liabilities	41,136		49,820
Long-term debt	216,000
Deferred income taxes	13,195		9,292
Other liabilities	95,226		108,039
Noble Finance Company [Member]
Reorganization, Chapter 11 [Line Items]
Other assets	77,247	$ 70,420	84,584
Accounts payable	116,030	81,949	83,649
Other current liabilities	40,949	33,635	49,820
Long-term debt	216,000	393,500
Deferred income taxes	13,195	21,525	9,292
Other liabilities	$ 94,998	86,743	$ 108,039
Noble Finance Company [Member] | Capitalization of long-term debt issuance costs
Reorganization, Chapter 11 [Line Items]
Other assets		11,100
Noble Finance Company [Member] | Adjustments on deferred tax assets
Reorganization, Chapter 11 [Line Items]
Other assets		(100)
Noble Finance Company [Member] | Payment of professional service fees
Reorganization, Chapter 11 [Line Items]
Accounts payable		(15,200)
Noble Finance Company [Member] | Reinstatement of trade payables from liabilities subject to compromise
Reorganization, Chapter 11 [Line Items]
Accounts payable		8,000
Noble Finance Company [Member] | Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Other assets		10,983
Accounts payable		(7,266)
Other current liabilities		21,305
Long-term debt		352,054
Deferred income taxes		(17,328)
Other liabilities		4,659
Noble Finance Company [Member] | Cancellation of cash-based compensation plans
Reorganization, Chapter 11 [Line Items]
Other liabilities		(100)
Noble Finance Company [Member] | Reinstatement of right-of-use lease liabilities
Reorganization, Chapter 11 [Line Items]
Other liabilities		$ 4,700